Prepaid Share Forward Agreement (Details) - USD ($)				12 Months Ended
		Aug. 27, 2025	May 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Share Forward Agreement [Line Items]
Redemption price per share (in Dollars per share)			$ 10.53
Trading days		5 days	5 days
Paid to seller (in Dollars)			$ 31,600,000
Commitment share			100,000
Remaining shares				2,877,039
Number of shares			0
Shares terminated		22,670
Fair value changes of OET derivative liability (in Dollars)				$ 2,481,099
Prepaid Share Forward Agreement [Member]
Prepaid Share Forward Agreement [Line Items]
Number of ordinary shares			2,999,709
Redemption price per share (in Dollars per share)			$ 10.53
Remaining shares			2,899,709
Maximum [Member]
Prepaid Share Forward Agreement [Line Items]
Shares price (in Dollars per share)		$ 10.72
Minimum [Member]
Prepaid Share Forward Agreement [Line Items]
Shares price (in Dollars per share)		$ 10.53
Class A Ordinary Shares [Member]
Prepaid Share Forward Agreement [Line Items]
Number of ordinary shares	[1]			319,108,190	312,720,720
Class A Ordinary Shares [Member] | Prepaid Share Forward Agreement [Member]
Prepaid Share Forward Agreement [Line Items]
Number of ordinary shares			2,999,709
Class A Ordinary Shares [Member] | Third Parties [Member]
Prepaid Share Forward Agreement [Line Items]
Number of ordinary shares			3,000,000
Class A Ordinary Shares [Member] | Third Parties [Member] | Prepaid Share Forward Agreement [Member]
Prepaid Share Forward Agreement [Line Items]
Number of ordinary shares			100,000

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)